Share-based payments transactions	12 Months Ended
Mar. 31, 2025
Share-Based Payments Transactions [Abstract]
Share-based payments transactions	Share-based payment transactions
As part of Global Blue’s Management Incentive Plan (“MIP”) the Board issued a series of equity grants in the form of Global Blue share options (SOP) and Global Blue restricted stock awards (RSA).
Participation in these plans is at the Board’s discretion and subject to the consent of the individual receiving the grant.
Equity settled share options - SOP
Holders of share options once vested are granted the right to purchase the Company’s shares at the exercise price.
On June 25, 2019, 0.5 million share options with an exercise price of USD10.59, were granted to employees of the Group, 50 percent with the vesting date being June 25, 2022 and 50 percent with the vesting date being June 25, 2024 (“SOP 2019”).
On October 23, 2020, a total of 8 million share options were granted to employees of the Group with four tranches of options vesting on four respective vesting dates (“SOP 2020”), whereas within each of the four tranches, there are further four tranches of options with four different exercise prices, as below:

	Vesting date				Total
Share options granted (thousands)	05/03/2022	05/09/2022	05/09/2023	05/09/2024
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970
On September 14, 2022, the Nomination and Compensation Committee of the Board of Directors (the “NCC”) approved the second amendment of the CEO’s employment agreement dated August 31, 2020, as amended on February 24, 2022, making certain amendments to the CEO’s share-based compensation (“SOP 2020 CEO MOD”).
The strike price of the existing SOP 2020 grant has been adjusted as set forth below, while all the other terms of the SOP 2020 remained unaffected.

SOP 2020 CEO MOD - Number of shares (thousand)
Original Option Strike Price		New Option Strike Price		Vesting date				Total
				15/02/2022	15/08/2022	15/08/2023	15/08/2024
US$	8.50	US$	6.42	335	112	223	223	893
US$	10.50	US$	8.42	284	95	189	189	757
US$	12.50	US$	10.42	232	77	155	155	619
US$	14.50	US$	12.42	180	60	120	120	480
Total				1,031	344	687	687	2,749
On February 22, 2024, the NCC approved to offer the opportunity to SOP holders to exchange and replace their awards granted under the SOP 2019, SOP 2020 and SOP 2020 CEO MOD with stock options having the main terms modified as follows, with all other terms remaining unaffected.
SOP 2019 Replacement
•the granted options vest over two tranches on June 25, 2022 and June 25, 2025;
•the option strike price is USD7.50;
•the granted options cannot be exercised after June 25, 2028;
•the number of options granted is reduced by 29.2%;
The number of SOPs with the modified terms accepted by award holders amounts to 0.3 million, 50 percent with the vesting date June 25, 2022 and 50 percent with the vesting date June 25, 2025 (“SOP 2019 MOD”).
SOP 2020 & SOP 2020 CEO MOD Replacement
•the granted options vest over four tranches on February 15, 2022, August 15, 2022, August 15, 2023 and August 15, 2025;
•the option strike prices are USD6.00, USD7.50, USD9.00 and USD10.50;
•the granted options cannot be exercised after November 12, 2028;
•the number of options granted is reduced by a percentage ranging from 27.6% to 29.4%, according to the decrease of the exercise price of each vesting tranche.
The number of SOPs with the modified terms accepted by award holders is as follows (“SOP 2020 MOD”).

SOP 2020 MOD - Number of shares (thousand)
Option Strike Price		Vesting date				Total
		15/02/2022	15/08/2022	15/08/2023	15/08/2025
US$	6.00	716	225	450	450	1,842
US$	7.50	597	188	375	375	1,535
US$	9.00	485	152	304	304	1,245
US$	10.50	375	118	235	235	962
Total		2,173	683	1,365	1,363	5,584
SOP 2025 Modification
On February 16, 2025, the NCC approved the modification of certain terms of the SOP, according to which, in case of change of control, the following conditions apply:
•All unvested SOPs accelerate and automatically vest at the date of the change of control,
•The Company may elect at its sole discretion that the award holder receives a cash payment in lieu of shares in respect of exercise of options,
•The cash settlement amount shall be an amount equal to the product obtained by multiplying the number of shares issuable upon exercise of the award holder’s option by the difference between the price per share implied by the change of control transaction, less the applicable exercise price.
Following the modification of the terms and the transaction with Shift4 mentioned in Note 23, the Group assessed the likelihood of an event resulting in a change of control as probable, and therefore concluded that the classification of SOP plans has changed from equity-settled to cash-settled share-based payment transaction. The Group measured the modification date fair value of the awards based on the elapsed portion of the relevant vesting periods, resulting in EUR2.6 million, that was reclassified from equity reserves to liabilities as of modification date.
The model inputs were:
•Modification date - CEO: February 16, 2025,
•Modification date - Other award holders: February 19, 2025,
•Price per share implied by the Shift4 transaction mentioned in Note 23: USD7.5.
The Group reassessed the fair value of the SOP as of March 31, 2025 resulting in EUR2.5 million, with the change in fair value amounting to EUR0.1 million recognized as a gain in income statements.
Reconciliation of the outstanding SOPs
The following table shows the SOPs granted and outstanding at the beginning and end of the reporting periods:

	For the financial year ended March 31
	2025		2024		2023
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	8.00	6,244	11.42	7,952	11.42	7,980
Replaced during the period	—	—	10.20	(1,680)	—	—
Forfeited during the period	7.99	(105)	10.90	(28)	11.50	(28)
As of March 31	8.00	6,139	8.00	6,244	11.42	7,952
Vested and exercisable as of March 31	8.00	4,736	8.00	4,657	11.42	4,072
No options expired during any of the periods presented above.
Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Share options outstanding (thousands)			For the financial year ended March 31
Plan	Expiry date*	Exercise price - range (USD)	2025	2024	2023
SOP 2019	June 25, 2027	10.59	38	38	461
SOP 2019 MOD	June 25, 2028	7.50	284	293	—
SOP 2020	November 12, 2026	8.50 - 14.50	329	329	4,741
SOP 2020 MOD CEO	November 12, 2026	6.42 - 12.42	—	—	2,750
SOP 2020 MOD	November 12, 2028	6.00 - 10.50	5,488	5,584	—
Total			6,139	6,244	7,952
Weighted average remaining contractual life of options outstanding at the end of the period			4.97	4.76	3.15
* In the event of a change of control, all SOPs will lapse at the date of change of control.

Equity settled restricted stock awards - RSA
Under these plans, participants are granted Company’s ordinary shares if they remain in the employment of the Group (the service condition), and certain market and non-market conditions are met:
•market performance conditions: increase of the absolute total shareholder return and benchmarking the total shareholder return to the MSCI ASWI All Country index
•non-market performance condition: measured by adjusted net income compound annual growth rate (CAGR).
The shares are issued at the grant date and held as treasury shares until the vesting.
RSA 2024
On August 27, 2024, under the MIP, the Board approved the grant of 680,000 RSAs to the ExCom (“RSA 2024 ExCom”), 578,250 RSAs to other employees (“RSA 2024 Others”) and 300,255 RSAs to the CEO (“RSA 2024 CEO”).
Under these grants, participants are granted Company’s ordinary shares if they remain in the employment of the Group, and certain market and non-market conditions are met:
•market performance conditions: increase of the absolute total shareholder return and benchmarking the total shareholder return to the MSCI ASWI All Country index,
•non-market performance condition: measured by adjusted net income compound annual growth rate (CAGR).
The shares are issued at the grant date and held as treasury shares until the vesting.
The plans were initially accounted for as equity-settled in accordance with IFRS 2. The estimated fair values were calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value was based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair values.

	RSA 2024 OTHERS				RSA 2024 CEO		RSA 2024 EXCOM
Grant date	5/9/2024	5/9/2024	5/9/2024	5/9/2024	27/8/2024	27/8/2024	5/9/2024	5/9/2024
Vesting date	29/8/2025	29/8/2026	29/8/2027	29/8/2028	29/8/2025	29/8/2026	29/8/2025	29/8/2026
% to be vested	25	25	25	25	50	50	50	50
Share price at grant date (USD)	4.58	4.58	4.58	4.58	4.72	4.72	4.58	4.58
Expected volatility	40%	49%	60%	69%	40%	49%	40%	49%
Risk free interest rate	4.16%	3.61%	3.41%	3.35%	4.16%	3.61%	4.16%	3.61%
Fair value per share (USD)	3.64	3.54	3.46	3.36	3.74	3.65	3.64	3.54
RSA 2025 modification
On February 16, 2025, the NCC approved the modification of certain terms of the RSA plans, according to which, in case of change of control, the following conditions apply:
•All performance conditions due to vest from August 2025 will be deemed met at the date of the change of control,
•The Company may elect at its sole discretion that the award holder receives a cash payment in lieu of shares when the RSAs will vest,
•The cash settlement shall be a sum equal to the amount of the applicable number of shares multiplied by the price per share implied by the change of control transaction.
In addition, for the CEO and certain ExCom members, all RSA will vest at the date of the change of control.
Following the modification of the terms, the Group assessed the likelihood of an event resulting in a change of control as probable, and therefore concluded that the classification of RSA plans has changed from equity-settled to cash-settled share-based payment transaction. The Group measured the modification date fair value of the awards based on the elapsed portion of the relevant vesting periods, resulting in EUR9.5 million, that was reclassified from equity reserves to liabilities as of modification date.
The key model inputs were:
•Modification date - CEO: February 16, 2025,
•Modification date - Other award holders: February 19, 2025,
•Price per share implied by the Shift4 transaction mentioned in Note 23: USD7.5.
The Group reassessed the fair value of the RSA plans as of March 31, 2025 resulting in EUR10.2 million, with the change in fair value amounting to EUR0.6 million recognized as an expense in the income statements.
Reconciliation of the outstanding RSA shares
The following table shows the RSAs granted and outstanding at the beginning and end of each reporting period:

Number of shares (thousands)	For the financial year ended March 31
	2025	2024	2023
As of April 1	1,951	2,006	1,675
Granted during the year	1,560	1,064	962
Vested during the year	(628)	(970)	(539)
Forfeited during the year	(341)	(149)	(92)
As of March 31	2,542	1,951	2,006
Weighted average fair value (USD)	3.77	4.26	5.18
ZigZag Management Incentive Plan (“ZigZag MIP”)
On March 5, 2021, the Board of Directors of ZigZag Global approved the ZigZag MIP according to which 4.8m share options with an exercise price of GBP1.0 were granted to employees. In the month of June 2024, the Board approved and implemented the modification of the following terms of the ZigZag MIP:
•vesting condition: service condition only, the employee remains in the employment of ZigZag;
•type of settlement: cash by an amount calculated in accordance with the formula included in the terms of the plan;
•expiration date: May 31, 2028.
The Group assessed the transaction to be a cash-settled share-based payment arrangement in accordance with IFRS 2. The fair value of the plan is calculated based on the estimated share price at each vesting date, which is derived from the estimated equity value of ZigZag, calculated as a multiple of forecasted revenue minus net debt. The model inputs were ZigZag’s 5-year business plan, and the following:
•Grant date: December 21, 2021;
•Discount rate: 11.9%.
The resulting fair values of the various vesting tranches as of March 31, 2025 are presented in the table below:

	Vesting 1	Vesting 2	Vesting 3	Vesting 4	Vesting 5	Vesting 6
Grant date	21/12/2021	21/12/2021	21/12/2021	21/12/2021	21/12/2021	21/12/2021
Vesting date	19/3/2022	19/3/2023	19/3/2024	19/3/2025	19/3/2026	19/3/2027
Number of vesting shares	1,108,613	1,121,326	514,189	979,439	1,031,751	30,000
Discount Rate	11.9%	11.9%	11.9%	11.9%	11.9%	11.9%
Fair Value per Share (GBP)	1.91	1.91	1.91	1.91	1.91	1.91
No dividend payments were considered in the fair value.
The Group recorded EUR3.6 million (nil as of March 31, 2024) of expenses related to the above-mentioned plan, with a corresponding recognition of the non-current liability.